Acquisitions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($) Business
Business Acquisition [Line Items]
Business acquisition		$ 355,142
Number of businesses acquired | Business		3
TTS Wireless [Member]
Business Acquisition [Line Items]
Business acquisition	$ 50,000